DETAILS OF CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of details of current liabilities [Abstract]
DETAILS OF CURRENT LIABILITIES
NOTE 8   -       DETAILS OF CURRENT LIABILITIES

A.	Trade payables:
	December 31,
	2019	2018	2019
	NIS	NIS	US Dollars

Open accounts	24,396	14,661	7,059
Checks payables	254	1,578	74
	24,650	16,239	7,133

The average credit period on purchases of certain goods is approximately 28 days.

B.	Other payables and accrued expenses:
	December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Customer advances	1,576	1,267	457
Accrued expenses	7,335	4,226	2,122
Other payables	284	389	82
	9,195	5,882	2,661